Cover	12 Months Ended
Nov. 30, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Jefferies Financial Group Inc.
Entity Central Index Key	0000096223